INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible assets with determined useful life
Beginning balance	R$ 8,014,740	R$ 8,741,949
Additions	69,100	285,278
Write-offs	(51)
Amortization	(482,362)	(973,516)
Transfers and others	3,186	(38,971)
Ending balance	R$ 7,604,613	R$ 8,014,740